Fees Summary	Jul. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 14,088,000.00
Previously Paid Amount	0.00
Total Fee Amount	1,945.55
Total Offset Amount	0.00
Net Fee	1,945.55
Narrative - Max Aggregate Offering Price	$ 14,088,000.00
Final Prospectus	true